Pension Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	¥ 20,329	¥ 5,125	¥ 12,990
Amortization of net actuarial loss	(139)	(93)	59
Prior service credit due to amendments	0	(278)	0
Amortization of prior service credit	(65)	(72)	(84)
Settlements	0	(148)	0
Total recognized in other comprehensive income (loss), pre-tax	20,125	4,534	12,965
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	3,141	3,226	5,728
Amortization of net actuarial loss	5	9	11
Prior service credit due to amendments	(5)	(179)	(145)
Amortization of prior service credit	(270)	(322)	(354)
Amortization of transition obligation	0	1	1
Foreign currency exchange rate change	1,882	(78)	641
Total recognized in other comprehensive income (loss), pre-tax	¥ 4,753	¥ 2,657	¥ 5,882